Lease - Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	$ 507,924
Less: present value discount	(8,409)
Total operating lease liabilities	499,515	$ 752,340
By March 31, 2026 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	501,497
By March 31, 2027 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments	6,427
By March 31, 2028 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments
By March 31, 2029 [Member]
Schedule of Minimum Future Lease Payments under Non-Cancellable Operating Leases [Line Items]
Total future lease payments